Equity - Reserves (Details) - Schedule of equity - reserves $ in Millions	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2020 AUD ($)
Equity - Reserves (Details) - Schedule of equity - reserves [Line Items]
Total equity reserves	$ (840,137)	$ (570,745)	$ (271,512)	$ (276,592)
Foreign currency reserve [Member]
Equity - Reserves (Details) - Schedule of equity - reserves [Line Items]
Total equity reserves	(697,705)	(473,984)	237,437	198,160
Re-measurements of defined benefit plans reserve [Member]
Equity - Reserves (Details) - Schedule of equity - reserves [Line Items]
Total equity reserves	$ (142,432)	$ (96,761)	$ (508,949)	$ (474,752)